Exhibit 99.1

Santander Drive Auto Receivables Trust 2021-1

Class A-1 0.15838% Asset Backed Notes

Class A-2 0.29% Asset Backed Notes

Class A-3 0.32% Asset Backed Notes

Class B 0.50% Asset Backed Notes

Class C 0.75% Asset Backed Notes

Class D 1.13% Asset Backed Notes

Class E 2.51% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2021-1, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of February 17, 2021. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	12/01/2024
Collection Period Ending:	12/31/2024
Previous Payment/Close Date:	12/16/2024
Payment Date	01/15/2025
Days of Interest for Period:	30
Days in Collection Period:	31
Months Seasoned:	47

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	99,801	01/31/2021	02/17/2021	2,215,048,851.83

Total	99,801			2,215,048,851.83

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance										{1}	260,878,752.03

{2} Payments Received									{2}	12,377,719.89
{3} Repurchased Receivables									{3}	—
{4} Defaulted Receivables									{4}	2,250,370.38
{5} Cram Down Losses and Other Principal Adjustments									{5}	3,463.41
{6} Other Receivables adjustments									{6}	—

{7} Total Principal distributable amount										{7}	14,631,553.68

{8} End of period aggregate Principal Balance										{8}	246,247,198.35

{9} Pool Factor										{9}	0.111170

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance			{10}	224,000,000.00	600,000,000.00	279,090,000.00	199,360,000.00	320,080,000.00	274,660,000.00	162,810,000.00	2,060,000,000.00

{11} Beginning of period Note Balance			{11}	—	—	—	—	—	37,450,750.29	162,810,000.00	200,260,750.29
{12} First Allocation of Principal			{12}	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal			{13}	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal			{14}	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal			{15}	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal			{16}	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal			{17}	—	—	—	—	—	13,095,240.55	—	13,095,240.55
{18} Optional Purchase payment			{18}	—	—	—	—	—	—	—	—
{19} End of period Note Balance			{19}	—	—	—	—	—	24,355,509.74	162,810,000.00	187,165,509.74
{20} Note Pool Factors			{20}	—	—	—	—	—	0.088675	1.000000	0.090857
{21} Principal payment per $1,000			{21}	—	—	—	—	—	47.68	—	6.36

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received									{22}	12,377,719.89
{23} Net Liquidation Proceeds									{23}	1,128,796.70
{24} Principal on Repurchased Receivables									{24}	—
{25} Interest on Repurchased Receivables									{25}	—
{26} Interest collected on Receivables									{26}	2,955,775.71
{27} Other amounts received									{27}	16,157.17
{28} Optional Purchase Price									{28}	—
{29} Reserve Account Excess Amount									{29}	—
{30} Reserve Account Draw Amount									{30}	—

{31} Total Available Funds										{31}	16,478,449.47

Distributions
{32} Indenture Trustee Fee									{32}	—
{33} Owner Trustee Fee									{33}	—
{34} Asset Representations Reviewer Fee									{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	652,196.88	—	—	652,196.88					{35}	652,196.88

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{36}	Class A-1	—	0.15838%	30	ACT/360	—			{36}	—
{37}	Class A-2	—	0.29%	30	30 / 360	—			{37}	—
{38}	Class A-3	—	0.32%	30	30 / 360	—			{38}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{39}	Class A-1	—	—	—					{39}	—
{40}	Class A-2	—	—	—					{40}	—
{41}	Class A-3	—	—	—					{41}	—

{42} First Allocation of Principal									{42}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{43}	Class B	—	0.50%	30	30 / 360	—			{43}	—

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class B	—	—	—					{44}	—

{45} Second Allocation of Principal									{45}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{46}	Class C	—	0.75%	30	30 / 360	—			{46}	—

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{47}	Class C	—	—	—					{47}	—

{48} Third Allocation of Principal									{48}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{49}	Class D	37,450,750.29	1.13%	30	30 / 360	35,266.12			{49}	35,266.12

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{50}	Class D	—	—	—					{50}	—

{51} Fourth Allocation of Principal									{51}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{52}	Class E	162,810,000.00	2.51%	30	30 / 360	340,544.25			{52}	340,544.25

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{53}	Class E	—	—	—					{53}	—

{54} Fifth Allocation of Principal									{54}	—

{55} Reserve Account deposit									{55}	—
{56} Regular Allocation of Principal									{56}	13,095,240.55
{57} Optional Purchase Amount									{57}	—
{58} Distribution to Residual Interestholder									{58}	2,355,201.67

{59} Total Distribution Amount										{59}	16,478,449.47

IV. RECONCILIATION OF RESERVE ACCOUNT

{60} Beginning of period Reserve Account balance							{60}	33,225,732.78
{61} Deposit to Reserve Account							{61}	—
{62} Release from Reserve Account							{62}	—

{63} End of period Reserve Account balance										{63}	33,225,732.78

{64} Specified Reserve Account Balance (1.50% of the Pool Balance as of the Cut-Off Date)										{64}	33,225,732.78
{65} Change in Reserve Account balance from prior period										{65}	—

V. OVERCOLLATERALIZATION

{66} Targeted Overcollateralization equal to the sum of:										{66}	59,081,688.61
{67} (a) Prior to the Class A-2 Notes being paid in full, 11.50% of the Principal Balance of the Receivables at the end of the Collection Period									{67}	NA
{68} (a) Following the Class A-2 Notes having been paid in full, 10.5% of the Principal Balance of the Receivables at the end of the Collection Period and									{68}	25,855,955.83
{69} (b) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date									{69}	33,225,732.78

{70} End of period Principal Balance of the Receivables										{70}	246,247,198.35
{71} End of period Note Balance										{71}	187,165,509.74
{72} Overcollateralization amount at the end of the Collection Period										{72}	59,081,688.61
{73} Overcollateralization % at the end of the Collection Period										{73}	23.99%

VI. STATISTICAL DATA

									Original	Previous	Current
{74} Principal Balance of the Receivables								{74}	2,215,048,851.83	260,878,752.03	246,247,198.35
{75} Weighted average coupon of the Receivables								{75}	14.84%	14.29%	14.29%
{76} Weighted average original term of the Receivables								{76}	71.07	72.05	72.08
{77} Weighted average remaining term of the Receivables								{77}	67.04	25.57	24.70
{78} Number of Receivables								{78}	99,801	25,142	24,437

VII. DELINQUENCY

									Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{79} 31-60 days								{79}	2,700	32,801,095.27	13.32%
{80} 61-90 days								{80}	1,137	14,555,284.31	5.91%
{81} 91-120 days								{81}	366	4,448,758.09	1.81%
{82} 121 + days delinquent								{82}	—	—	0.00%
{83} Total								{83}	4,203	51,805,137.67	21.04%

{84} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)										{84}	20,564,355.79
{85} Delinquency Percentage as of the End of the Collection Period										{85}	8.35%
{86} Delinquency Trigger										{86}	24.00%
{87} Delinquency Trigger Occurred										{87}	No

VIII. REPOSSESSION INVENTORY

										Units	Dollars
{88} Beginning of period Repossessed Inventory									{88}	178	2,750,405.18
{89} Vehicles Repossessed in current period									{89}	174	2,342,980.29
{90} Repossessed vehicles sold in current period									{90}	93	1,363,224.24
{91} Repossessed vehicles reinstated in current period									{91}	33	410,999.83
{92} Repossessed vehicle adjustment in current period									{92}	—	(3,081.50)
{93} End of period Repossessed Inventory									{93}	226	3,316,079.90

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars (a)
{94} Receivables becoming Defaulted Receivables during period		{94}	188	2,250,370.38
{95} Cram Down Losses occurring during period		{95}	4	3,463.41
{96} Net Liquidation Proceeds collected during period		{96}	804	1,128,796.70
{97} Net losses during period		{97}		1,125,037.09
(a) Unit count represents # instances in period per loan per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{98} Current Period Net Loss Ratio	{98}	1,125,037.09	253,562,975.19	0.44%

{99} Prior Period Net Loss Ratio	{99}	863,225.52	268,617,435.79	0.32%
{100} Second Prior Period Net Loss Ratio	{100}	581,748.94	284,588,600.06	0.20%
{101} Third Prior Period Net Loss Ratio	{101}	600,573.81	301,058,412.67	0.20%
{102} Rolling 3 prior month average Net Loss Ratio	{102}			0.24%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{103} Cumulative Net losses since Cut-off Date (beginning of period)			{103}	103,115,611.90
{104} Net losses during period			{104}	1,125,037.09
{105} Other Adjustments			{105}	—
{106} Cumulative Net losses since Cut-off Date (end of period)			{106}	104,240,648.99

{107} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{107}	4.71%

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Corey Henry
Name:	Corey Henry
Title:	Senior Vice President, Treasury
Date:	January 13, 2025

Santander Drive Auto Receivables Trust (SDART)

Customer Extensions

Collection Period Ending: December 31, 2024

Transaction Name	End of period aggregate Principal Balance	Beginning Number of Receivables	End of period aggregate Principal Balance of Extended Loans	Number of Extended Loans	Extension Rate (1)
SDART 2020-4	173,593,713.90	18,461	3,110,635.35	246	1.79%
SDART 2021-1	246,247,198.35	25,142	4,474,865.90	350	1.82%
SDART 2021-2	322,465,894.62	30,322	6,227,670.45	426	1.93%
SDART 2021-3	434,584,101.50	37,523	9,084,271.56	592	2.09%
SDART 2021-4	406,752,460.29	28,747	8,240,166.34	472	2.03%
SDART 2022-1	426,648,707.54	27,881	8,977,148.98	468	2.10%
SDART 2022-2	552,296,276.83	34,036	11,480,779.67	587	2.08%
SDART 2022-3	474,738,219.25	30,106	11,258,698.81	569	2.37%
SDART 2022-4	630,114,735.17	35,723	13,458,076.95	637	2.14%
SDART 2022-5	750,034,894.08	41,378	16,904,436.58	764	2.25%
SDART 2022-6	772,943,378.53	39,810	18,073,676.55	789	2.34%
SDART 2022-7	392,943,030.92	20,904	8,801,103.10	380	2.24%
SDART 2023-1	564,612,062.70	30,175	12,497,482.54	537	2.21%
SDART 2023-2	771,870,746.76	39,910	16,606,435.58	709	2.15%
SDART 2023-3	957,013,741.19	45,877	19,250,459.19	767	2.01%
SDART 2023-4	816,618,606.48	35,765	15,845,093.30	615	1.94%
SDART 2023-5	851,632,585.47	39,904	17,670,298.07	672	2.07%
SDART 2023-6	697,227,473.61	34,409	15,947,767.48	649	2.29%
SDART 2024-1	1,093,359,936.12	54,733	31,579,345.50	1,263	2.89%
SDART 2024-2	1,379,268,327.76	61,426	33,619,062.78	1,275	2.44%
SDART 2024-3	1,636,198,157.81	72,505	14,077,455.25	562	0.86%
SDART 2024-4	1,766,697,696.54	83,043	5,983,486.66	304	0.34%
SDART 2024-5	1,747,015,437.99	89,048	12,290,648.91	666	0.70%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance